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                           Prudential Investments LLC
                               100 Mulberry Street
                         Gateway Center Three, 9th Floor
                          Newark, New Jersey 07102-3777


                                                May 2, 2003



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

      RE:   The Target Portfolio Trust (the "Trust")
            Registration Nos. 33-50476
                              811-07064

Dear Sir/Madam:

      Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 15 to the Fund's registration statement. Post-Effective Amendment No. 15 to the Fund's registration statement was filed electronically via EDGAR on April 30, 2003.

      Please call the undersigned at (973) 367-1495 with any questions you may have.

                                             Very truly yours,


                                             /s/ Lori E. Bostrom
                                             ----------------------------------
                                             Lori E. Bostrom
                                             Vice President & Corporate Counsel